Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventories
Raw materials and supplies	$ 800	$ 724
Work-in-process	229	202
Finished goods	253	226
Tooling and engineering	763	670
Inventory, Net, Total	$ 2,045	$ 1,822